Ikanos and Summary of Significant Accounting Policies - Depreciation and Amortization Periods for Property and Equipment (Detail)	12 Months Ended
Dec. 30, 2012
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	2 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	4 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	7 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	7 years